Revenue - Deferred revenue (Details) $ in Thousands	3 Months Ended
Apr. 30, 2022 USD ($)
Movement in Deferred Revenue [Roll Forward]
Deferred revenue, Beginning balance	$ 260,949
Billings deferred	94,001
Recognition of prior deferred revenue	(134,838)
Acquisition of Codecademy	18,396
Deferred revenue, Ending balance	$ 238,508